Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Taxes [Abstract]
Schedule Of Statutory Tax Rates

	2013	2012	2011

Puerto Rico	20%	20%	30%
Argentina, Martinique, French Guyana, Guadeloupe, St Croix, St. Thomas, Aruba and Curacao	35%	35%	35%
Brazil and Venezuela	34%	34%	34%
Colombia	34%	33%	33%
Costa Rica, Peru and Mexico	30%	30%	30%
Panamá, Uruguay, Trinidad and Tobago and Netherlands	25%	25%	25%
Ecuador	22%	23%	24%
Chile	20%	20%	20%

Schedule Of Components Of Income Tax Expense

	2013	2012	2011
Current income tax expense.......................................................................	$33,609	$32,147	$47,485
Deferred income tax expense (benefit).......................................................	9,113	14,228	(2,882)
Income tax expense...................................................................................	$42,722	$46,375	$44,603

Schedule Of Components Of Income Tax Expense By Applying Weighted-Average Statutory Income Tax Rate

	2013	2012	2011
Pre-tax income...........................................................................................	$96,594	$160,963	$160,403
Weighted-average statutory income tax rate (i)...........................................	31.92%	35.20%	32.35%
Income tax expense at weighted-average statutory tax rate on pre-tax income	30,833	56,659	51,890
Permanent differences:
Change in valuation allowance .................................................................	39,621	(7,660)	(20,962)
Non-deductible expenses...........................................................................	13,500	22,258	28,783
Tax deductible goodwill in Brazil and other tax benefits (ii)...........................	(26,948)	(18,789)	(21,640)
Withholding income taxes on intercompany transactions.............................	3,121	3,437	9,038
Tax inflation adjustment.............................................................................	(20,041)	(10,983)	(3,471)
Expiration of tax loss carryforwards.............................................................	-	1,017	1,298
Others.........................................................................................................	2,636	436	(333)
Income tax expense...................................................................................	$42,722	$46,375	$44,603

(i)

Weighted-average statutory income tax rate is calculated based on the lump-sum of the income before taxes by country multiplied by the prevailing statutory income tax rate, divided by the consolidated income before taxes.

In November 2010, the Company completed the corporate reorganization of its companies in Brazil that was commenced on December 29, 2008. Among other corporate synergies, the reorganization resulted in contribution of the shares of the Brazilian operating entities to a new holding company and generated a tax deductible goodwill amounting to $310 million. The goodwill is deductible in Brazil for income tax purposes through its amortization in a period of 60 months starting in December 2010 following the merger of the Brazilian entities. The Company did not recognize any deferred tax asset for this benefit following the exemption in ASC 740-10-25-3.e. applicable to intercompany transfers. Therefore, the tax benefit is being recognized when realized on the tax return and applied to reduce income tax expenses.

Schedule Of Deferred Tax Assets And Liabilities

	2013	2012
Tax loss carryforwards (i)...........................................................................	$276,468	$267,826
Purchase price allocation adjustment.........................................................	74,349	92,715
Property and equipment – tax inflation adjustment.....................................	41,212	39,290
Other accrued payroll and other liabilities...................................................	20,941	15,452
Share-based compensation programs.......................................................	6,532	9,679
Provision for contingencies.......................................................................	2,809	9,447
Other deferred tax assets...........................................................................	20,880	20,185
Property and equipment – difference in depreciation rates.........................	(41,087)	(54,383)
Other deferred tax liabilities (ii)...................................................................	(12,499)	(16,769)
Valuation allowance (iii).............................................................................	(270,057)	(236,563)
Net deferred tax asset ...............................................................................	$119,548	$146,879

(i) As of December 31, 2013, the Company and its subsidiaries had accumulated operating tax loss carryforwards amounting to $986,727. These operating tax loss carryforwards expire as follows:

2013
Fiscal year 2014.................................................	$5,293
Fiscal year 2015.................................................	357
Fiscal year 2016.................................................	26,954
Fiscal year 2017.................................................	89,318
Fiscal year 2018.................................................	3,657
Thereafter.......................................................	367,022
Without expiration terms.......................................	494,126
$986,727

(ii) Primarily related to intangible assets and foreign currency exchange gains.

(iii)  In assessing the realization of deferred income tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred income tax assets will not be realized.

Schedule Of Operating Tax Loss Carryforwards

2013
Fiscal year 2014.................................................	$5,293
Fiscal year 2015.................................................	357
Fiscal year 2016.................................................	26,954
Fiscal year 2017.................................................	89,318
Fiscal year 2018.................................................	3,657
Thereafter.......................................................	367,022
Without expiration terms.......................................	494,126
$986,727